Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Capitalized Costs for Oil and Gas Producing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	$ 938,645,640	$ 936,245,241	$ 832,844,700
Proved Properties
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	3,273,348,015	3,182,017,349	2,992,418,072
Construction in progress
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	86,819,244	101,026,986	87,417,444
Accumulated depreciation and amortization
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Net capitalized costs	$ (2,421,521,619)	$ (2,346,799,094)	$ (2,246,990,816)